Consolidated Statements Of Comprehensive (Loss)/Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Exploration and evaluation expenditures	$ (10,078)	$ (21,214)	$ (4,733)
General and administrative	(14,654)	(21,401)	(13,339)
Equity compensation	(7,229)	(8,399)	(2,602)
Share of (loss)/income of Cauchari-Olaroz Project	(28,232)	16,211	(83,276)
Share of loss of Arena Minerals	0	(677)	(1,359)
Share of loss of Sal de la Puna Project	(176)	(866)	0
Total expenses	(60,369)	(36,346)	(105,309)
OTHER ITEMS
Transaction costs	(6,818)	(7,569)	0
Gain on financial instruments measured at fair value	12,530	22,379	44,570
Gain on modification of the loans to Exar Capital	0	0	20,354
Finance costs	(25,176)	(22,702)	(20,874)
Foreign exchange gain	2,147	19,579	3,433
Finance and other income	51,787	52,899	25,299
Other Income Expense	34,470	64,586	72,782
(LOSS)/INCOME FROM CONTINUING OPERATIONS BEFORE TAXES	(25,899)	28,240	(32,527)
Tax recovery/(expense)	10,659	(10,659)	0
(LOSS)/INCOME FROM CONTINUING OPERATIONS	(15,240)	17,581	(32,527)
INCOME/(LOSS) FROM DISCONTINUED OPERATIONS	0	1,270,788	(61,041)
NET (LOSS)/INCOME	(15,240)	1,288,369	(93,568)
ATTRIBUTABLE TO:
Equity holders of Lithium Argentina	(15,234)	1,288,369	(93,568)
Non-controlling interest	(6)	0	0
TOTAL COMPREHENSIVE (LOSS)/INCOME	$ (15,240)	$ 1,288,369	$ (93,568)
Basic earnings per share [abstract]
(Loss)/income continuing per share - basic	$ (0.09)	$ 0.11	$ (0.24)
Income/(loss) discontinued per share - basic	0	8.18	(0.46)
(Loss)/income per share - basic	(0.09)	8.29	(0.7)
Diluted earnings per share [abstract]
(Loss)/income continuing per share - diluted	(0.09)	0.11	(0.24)
Income/(loss) discontinued per share - diluted	0	7.91	(0.46)
(Loss)/income per share - diluted	$ (0.09)	$ 8.02	$ (0.7)
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares outstanding - basic total	161,338	155,331	133,709
Weighted average number of common shares outstanding - diluted total	161,338	160,630	133,709